Business Combination (Details)			1 Months Ended												12 Months Ended
	Jul. 01, 2021 CNY (¥)	Mar. 01, 2021	Sep. 23, 2022 CNY (¥) ¥ / shares	Sep. 23, 2022 USD ($) $ / shares	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 $ / shares	Mar. 31, 2021 ¥ / shares	Jan. 22, 2021 CNY (¥)	Jan. 22, 2021 USD ($)	Sep. 28, 2020 CNY (¥)	Sep. 28, 2020 CNY (¥)	Sep. 28, 2020 USD ($)	Mar. 26, 2020 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2022 USD ($)	Nov. 17, 2021	Jul. 01, 2021 USD ($)	May 28, 2021 $ / shares	May 28, 2021 ¥ / shares	Jan. 22, 2021 USD ($)	Nov. 27, 2020 CNY (¥)	Nov. 27, 2020 USD ($)	Sep. 28, 2020 USD ($)
Business Combination (Details) [Line Items]
Aggregate purchase price | (per share)			¥ 2	$ 0.3
Exchange rate			¥ 6.992	$ 1								¥ 6.8252	$ 1		¥ 8,630,522	$ 1,239,199
Amount of revenue															4,600,000	700,000
Net income					¥ 19,600,000										600,000	6,000,000
Agreement acquisition											¥ 228,400,000	¥ 228,400,000																		$ 35,000,000
Equity interest percentage									100.00%	100.00%
Business acquisition payable																				¥ 0
First payment amount					39,100,000	$ 6,000,000
Second payment amount					¥ 39,100,000	6,000,000
Acquisition payable amount															0			0
Business combination, amortization expense															0			556,909		914,864
Net of discount																		0		3,239,892
Fair value of customer relationship															¥ 27,300,000	$ 4,000,000
Estimated average finite useful lives															4 years	4 years	4 years
Fair value of approximately															¥ 3,100,000	$ 400,000
Estimated average finite useful lives of technologies															5 years	5 years	5 years
Goodwill arising from acquisition															¥ 55,500,000							$ 8,100,000
Operations and comprehensive income (loss)															(783,032)			¥ 103,201,670
Revenue and net income																	$ 1.1643		$ 1.2048	1	$ 1.1245
Description of acquisitions									On January 22, 2021, Shenzhen ICinit purchased 100% equity interests of Shenzhen Yichong Micro-Electronic Technology Co., Ltd. (“Shenzhen Yichong”), together with its 80% owned subsidiary, Shenzhen Saineng Micro-Electronic Electronic Co., Ltd. (“Shenzhen Saineng”), a provider of electronic components, for RMB 2 (approximately USD 0.3). On March 1, 2021, Shenzhen ICinit purchased 100% equity interests of Shenzhen Shengtang Micro-Electronic Technology Co																		On January 22, 2021, Shenzhen ICinit purchased 100% equity interests of Shenzhen Yichong Micro-Electronic Technology Co., Ltd. (“Shenzhen Yichong”), together with its 80% owned subsidiary, Shenzhen Saineng Micro-Electronic Electronic Co., Ltd. (“Shenzhen Saineng”), a provider of electronic components, for RMB 2 (approximately USD 0.3). On March 1, 2021, Shenzhen ICinit purchased 100% equity interests of Shenzhen Shengtang Micro-Electronic Technology Co
Owned subsidiary percentage									80.00%	80.00%
Electronic components									¥ 2	$ 0.3
Description of acquisitions		(“Shenzhen Shengtang”), Ltd., a provider of electronic components, for RMB 2 (approximately USD 0.3). On May 28, 2021, Shenzhen ICinit purchased 100% equity interests of Tianjin Yaodi Tomorrow Technology Co. (“Shenzhen Yaodi”), Ltd., a provider of electronic components, for RMB 2 (approximately USD 0.3).
Price per share | (per share)							$ 1	¥ 6.4754
Exchange rate | (per share)																									$ 1	¥ 6.3858
Fair value															¥ 9,000,000	$ 1,400,000
Estimated finite useful life															6 years	6 years	6 years
Acquisition description															on November 19, 2021 at the rate of USD 1.00 to RMB 6.3825 and the net purchase price allocation on the date of the acquisition of Pengcheng Keyi and translated the fair value from USD to RMB using the exchange rate on December 7, 2021 at the rate of USD 1.00 to RMB 6.3738.	on November 19, 2021 at the rate of USD 1.00 to RMB 6.3825 and the net purchase price allocation on the date of the acquisition of Pengcheng Keyi and translated the fair value from USD to RMB using the exchange rate on December 7, 2021 at the rate of USD 1.00 to RMB 6.3738.	on November 19, 2021 at the rate of USD 1.00 to RMB 6.3825 and the net purchase price allocation on the date of the acquisition of Pengcheng Keyi and translated the fair value from USD to RMB using the exchange rate on December 7, 2021 at the rate of USD 1.00 to RMB 6.3738.
Maximum [Member]
Business Combination (Details) [Line Items]
Operations and comprehensive income (loss)																				124,413,884
Revenue and net income																				478,653,124
Minimum [Member]
Business Combination (Details) [Line Items]
Operations and comprehensive income (loss)																				7,734,713
Revenue and net income																				¥ 8,956,366
Shenzheng Shengtang [Member]
Business Combination (Details) [Line Items]
Equity interest percentage		100.00%
Shenzhen Yichong [Member]
Business Combination (Details) [Line Items]
Fair value exchange rate									¥ 6.4617																		$ 1
Shanghai Guoyu [Member]
Business Combination (Details) [Line Items]
Description of acquisitions	On July 1, 2021, Weidong acquired 99% interest of Shanghai Guoyu Information Technologies Co., Ltd (“Shanghai Guoyu”). The remaining 1% of Shanghai Guoyu is acquired by YY Online. The aggregate purchase price is RMB 20,000,000. On July 19, 2021 Shanghai Guoyu established 100% owned subsidiary Kashi Guoyu Information Technologies Co., Ltd (“Kashi Guoyu”). On July 14, 2021, Weidong transferred its 100% equity interest of Horgas 233 and Horgas Weidong to Shanghai Guoyu.																							On July 1, 2021, Weidong acquired 99% interest of Shanghai Guoyu Information Technologies Co., Ltd (“Shanghai Guoyu”). The remaining 1% of Shanghai Guoyu is acquired by YY Online. The aggregate purchase price is RMB 20,000,000. On July 19, 2021 Shanghai Guoyu established 100% owned subsidiary Kashi Guoyu Information Technologies Co., Ltd (“Kashi Guoyu”). On July 14, 2021, Weidong transferred its 100% equity interest of Horgas 233 and Horgas Weidong to Shanghai Guoyu.
Fair value exchange rate	¥ 6.4709																							$ 1
Tapuyu and Pengcheng Keyi [Member]
Business Combination (Details) [Line Items]
Description of acquisitions																							On November 17, 2021, Viwotong Tech entered into Acquisition Framework Agreement to acquire 100% equity interests of Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”), a provider of E-commerce services and application of intelligent visual algorithm technology. The aggregate purchase price is RMB 2 (USD 0.3) and the transaction consummated on November 19, 2021. On November 17, 2021, Viwotong Tech entered into Acquisition Framework Agreement to acquire 100% equity interests of Pengcheng Keyi (Xi’an) Intelligence Technology Co., Ltd. (“Pengcheng Keyi”), a provider of testing equipment development and sales. The aggregate purchase price is RMB 2 (USD 0.3) and the purchase consummated on December 7, 2021.
Fe-da Electronics [Member]
Business Combination (Details) [Line Items]
Acquired equity interests percentage			100.00%	100.00%							100.00%	100.00%																		100.00%
Net income | $						$ 3,000,000
Acquisition consideration, description											According to the agreement, acquisition consideration is up to USD 35 million (approximately RMB 228.4 million) to acquire the 100% equity interests of Fe-da Electronics. Pursuant to the amended and supplemented agreement, VIYI is to pay USD 15 million (approximately RMB 97.9 million) in cash, and the remaining cash payments for this acquisition are expected to be made in three installments during the next three years, subject to the fulfilment of certain performance conditions by Fe-da Electronics. The first payment of USD 6 million (approximately RMB 39.1 million) is due on March 31, 2022 if the net income of Fe-da Electronics for the year of 2021 is at least USD 3 million (approximately RMB 19.6 million); the second payment of USD 6 million (approximately RMB 39.1 million) is due on March 31, 2023 if the net income of Fe-da Electronics for the year of 2022 is at least USD 6 million (approximately RMB 39.1 million); and the third payment of USD 8 million (approximately RMB 52.2 million) is due on March 31, 2024 if the net income of Fe-da Electronics for the year of 2023 is at least USD 9 million (approximately RMB 58.7 million).
Equity interest percentage												100.00%	100.00%
Number of installments														3
Settlement term														3 years
Target net income (in Dollars) | $														$ 20,000,000
VIYI [Member]
Business Combination (Details) [Line Items]
Business acquisition payable															¥ 97,900,000							$ 15,000,000						¥ 97,900,000	$ 15,000,000
Tapuyu and Pengcheng Keyi [Member]
Business Combination (Details) [Line Items]
Acquisition description	On July 1, 2022, Viwo Technology Inc. entered into an equity transfer agreement to transfer 99.0% and 1.0% of the issued share capital of Pengcheng Keyi to two unrelated individuals at RMB 1.0 and RMB 0.1, respectively. The disposal resulted in a gain from disposal of approximately RMB 66,000 (USD 9,000).